Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Long-term Debt, Unclassified [Abstract]
Schedule Of Long-Term Debt
The following table presents additional information related to the 2023 Notes, 2016 Notes and 2019 Notes:

			Principal as of December 31,
	Annual interest rate	Currency	2015	2014	Maturity
2023 Notes	6.625%	USD	$473,767	473,767	September 27, 2023
2016 Notes	10.25%	BRL	158,544	253,989	July 13, 2016
2019 Notes	7.5%	USD	—	—	October 1, 2019

	Interest Expense (i)			DFC Amortization (i)			Accretion of Premium and Amortization of Discount (i)
	2015	2014	2013	2015	2014	2013	2015	2014	2013
2023 Notes	$31,387	$31,387	$8,196	$439	$438	$109	$515	$506	$123
2016 Notes	20,991	29,490	32,172	805	778	777	(496)	(692)	(754)
2019 Notes	—	—	18,765	—	—	3,056	—	—	1,802

(i) These charges are included within "Net interest expense" in the consolidated statements of income.

Long-term debt consists of the following at year-end:

	2015	2014
2023 Notes	$469,491	$468,976
2016 Notes	158,787	254,963
Capital lease obligations	5,599	5,652
Other long-term borrowings	22,465	37,645
Total	656,342	767,236
Current portion of long-term debt	161,599	6,156
Long-term debt, excluding current portion	$494,743	$761,080

Schedule Of Future Payments Related To Long-Term Debt
At December 31, 2015, future payments related to the Company’s long-term debt are as follows:

Other required disclosure (continued)

	Principal	Interest	Total
2016	$161,356	$46,392	$207,748
2017	2,800	33,500	36,300
2018	3,588	33,224	36,812
2019	3,625	32,929	36,554
2020	3,173	32,647	35,820
Thereafter	485,830	96,641	582,471
Total payments	660,372	275,333	935,705
Interest	—	(275,333)	(275,333)
Discount on 2023 Notes	(6,915)	—	(6,915)
Premium on 2023 Notes	2,640	—	2,640
Premium on 2016 Notes	245	—	245
Long-term debt	$656,342	$—	$656,342